Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2016
Corporate and Other [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Depreciation and amortization:
Network service and systems integration business	¥8,405,080	¥9,139,687	¥9,377,657
ATM operation business	417,901	537,652	543,898
Consolidated total	¥8,822,981	¥9,677,339	¥9,921,555

Segment Assets [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2015	2016

Segment assets:
Network service and systems integration business	¥105,160,187	¥113,747,677
ATM operation business	3,545,128	4,087,227
Elimination	–	–
Consolidated total	¥108,705,315	¥117,834,904

Profit or Loss [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Operating income:
Network service and systems integration business	¥5,274,753	¥4,334,946	¥5,127,807
ATM operation business	578,794	886,340	1,148,922
Elimination	(130,235)	(146,048)	(136,375)
Consolidated total	¥5,723,312	¥5,075,238	¥6,140,354

Revenues [Member]
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Network service and systems integration business:
Customers	¥111,445,519	¥119,409,987	¥136,759,130
Intersegment	455,975	408,567	383,058
Total	111,901,494	119,818,554	137,142,188
ATM operation business:
Customers	2,826,832	3,640,128	3,888,878
Intersegment	–	–	–
Total	2,826,832	3,640,128	3,888,878

Elimination	(455,975)	(408,567)	(383,058)
Consolidated total	¥114,272,351	¥123,050,115	¥140,648,008